Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Emerging Markets Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 93.64%Δ
Argentina — 0.98%
Cablevision Holding GDR †	262,838	$ 1,061,192
Cresud ADR	294,024	2,540,368
Grupo Clarin GDR Class B 144A #, †	77,680	287,571
IRSA Inversiones y Representaciones ADR	217,822	2,478,814
		6,367,945
Bahrain — 0.24%
Aluminium Bahrain GDR 144A #	91,200	1,521,617
		1,521,617
Brazil — 4.34%
Banco Bradesco ADR	1,749,871	4,654,657
Banco Santander Brasil ADR	153,366	806,705
BRF ADR †	788,900	3,447,493
Itau Unibanco Holding ADR	1,155,625	7,684,906
Rumo	217,473	801,597
Telefonica Brasil ADR	339,260	3,484,200
TIM ADR	155,003	2,669,152
Vale ADR	363,623	4,247,117
XP Class A	24,226	434,614
		28,230,441
Chile — 0.64%
Sociedad Quimica y Minera de Chile ADR	100,000	4,168,000
		4,168,000
China — 16.63%
Alibaba Group Holding	959,100	13,571,268
Alibaba Group Holding ADR	143,800	15,260,056
ANTA Sports Products	152,400	1,851,615
Baidu ADR †	54,219	5,708,719
BeiGene †	167,800	3,123,376
DiDi Global ADR †	81,500	383,050
Hengan International Group	330,500	1,139,384
Innovent Biologics 144A #, †	314,000	1,902,455
iQIYI ADR †	59,542	170,290
JD.com ADR	253,800	10,152,000
Joinn Laboratories China Class H 144A #	13,445	16,932
Kunlun Energy	3,360,900	3,467,319
Meituan Class B 144A #, †	75,390	1,668,038
New Oriental Education & Technology Group ADR	16,190	1,227,850
Shenzhen Mindray Bio-Medical Electronics Class A	76,600	3,198,900
Sohu.com ADR †	426,954	6,724,525
TAL Education Group ADR †	50,701	600,300
Tencent Holdings	326,500	18,673,103
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Tencent Music Entertainment Group ADR	159	$ 1,916
Tianjin Development Holdings	35,950	8,879
Tingyi Cayman Islands Holding	1,582,000	2,283,301
Trip.com Group ADR †	120,588	7,166,545
Tsingtao Brewery Class H	797,429	6,236,766
Uni-President China Holdings	2,800,000	2,625,726
Weibo Class A	65,500	686,693
Weibo ADR	40,000	403,200
		108,252,206
India — 15.83%
Equinox India Developments GDR †	44,628	67,767
HCL Technologies	312,400	6,695,624
HDFC Bank	664,360	13,731,355
Infosys	285,200	6,383,212
Jio Financial Services †	859,880	3,597,487
Natco Pharma	185,519	3,143,593
Reliance Industries	859,880	30,302,109
Reliance Industries GDR 144A #	440,657	30,669,727
Sify Technologies ADR †	91,200	32,832
Tata Consultancy Services	150,341	7,657,768
Zee Entertainment Enterprises †	450,000	739,428
		103,020,902
Indonesia — 1.15%
Astra International	17,390,600	5,800,695
Unilever Indonesia	11,564,600	1,688,096
		7,488,791
Malaysia — 0.75%
Public Bank	3,376,000	3,733,372
UEM Sunrise	4,748,132	1,151,481
		4,884,853
Mexico — 3.60%
America Movil ADR	209,432	3,426,307
Becle	380,621	599,251
Cemex ADR	469,537	2,864,176
Coca-Cola Femsa ADR	68,784	6,102,516
Fomento Economico Mexicano ADR	19,186	1,893,850
Grupo Financiero Banorte Class O	919,086	6,541,428
Grupo Televisa ADR	656,458	1,680,532
Ollamani SAB †	164,114	309,725
Sitios Latinoamerica †	162,815	29,355
		23,447,140
Peru — 1.17%
Cia de Minas Buenaventura ADR	138,305	1,914,141
NQ-VIPEM [0924] 1124 (4017322)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Emerging Markets Series
	Number of shares	Value (US $)
Common StocksΔ (continued)
Peru (continued)
Credicorp	31,531	$ 5,706,165
		7,620,306
Russia — 0.00%
EL5-ENERO PJSC =, †	755,050	0
Gazprom PJSC =, †	2,087,800	0
Rosneft Oil PJSC =	1,449,104	0
Sberbank of Russia PJSC =	2,058,929	0
Surgutneftegas PJSC ADR =, †	294,652	0
T Plus PJSC =, †	25,634	0
VK GDR =, †	71,300	0
		0
Saudi Arabia — 0.43%
Saudi Arabian Oil 144A #	390,269	2,819,292
		2,819,292
South Africa — 0.00%
Tongaat Hulett =, †	182,915	0
		0
South Korea — 22.54%
Fila Holdings	46,767	1,510,978
LG Uplus	250,922	1,882,347
Samsung C&T	7,594	800,224
Samsung Electronics	671,359	31,573,433
Samsung Life Insurance	66,026	4,705,684
SK Hynix	360,000	48,066,070
SK Square †	714,613	44,154,417
SK Telecom	79,405	3,394,310
SK Telecom ADR	447,316	10,632,701
		146,720,164
Taiwan — 22.06%
MediaTek	849,000	31,522,443
Taiwan Semiconductor Manufacturing	3,706,864	112,096,720
		143,619,163
Türkiye — 2.72%
Akbank	6,643,734	11,967,366
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	15,200	34,352
Turkcell Iletisim Hizmetleri	677,165	1,885,112
Turkiye Sise ve Cam Fabrikalari	3,008,750	3,792,006
		17,678,836
United Kingdom — 0.56%
Griffin Mining †	1,642,873	3,668,053
		3,668,053
Total Common Stocks (cost $462,591,661)		609,507,709

	Number of shares	Value (US $)

Convertible Preferred Stock — 0.04%Δ
South Korea — 0.04%
CJ 3.34% ω	4,204	$ 286,761
Total Convertible Preferred Stock (cost $470,722)		286,761

Preferred Stocks — 4.03%Δ
Brazil — 0.84%
Centrais Eletricas Brasileiras Class B 4.29% ω	216,779	1,737,352
Petroleo Brasileiro ADR 9.30% ω	285,509	3,765,864
		5,503,216
Russia — 0.00%
Transneft PJSC =, ω	360,600	0
		0
South Korea — 3.19%
CJ 5.08% ω	28,030	1,294,649
Samsung Electronics 2.13% ω	499,750	19,451,919
		20,746,568
Total Preferred Stocks (cost $16,880,353)		26,249,784

Rights — 0.10%Δ
Brazil — 0.10%
AES Brasil Energia	312,339	668,516
Total Rights (cost $946,490)		668,516

Warrants — 0.09%Δ
Argentina — 0.09%
IRSA Inversiones y Representaciones, exercise price $0.432, expiration date 3/5/26 †	594,450	585,533
Total Warrants (cost $0)		585,533

Participation Notes — 0.00%
Lehman Indian Oil CW 12 LEPO =, †	100,339	0
Lehman Oil & Natural Gas CW 12 LEPO =, †	146,971	0
Total Participation Notes (cost $4,952,197)		0

2    NQ-VIPEM [0924] 1124 (4017322)

	Number ofshares	Value (US $)
Short-Term Investments — 2.49%
Money Market Mutual Funds — 2.49%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	4,047,194	$ 4,047,194
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	4,047,195	4,047,195
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	4,047,194	4,047,194
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	4,047,195	4,047,195
Total Short-Term Investments (cost $16,188,778)		16,188,778

Total Value of Securities—100.39% (cost $502,030,201)		653,487,081
Liabilities Net of Receivables and Other Assets — (0.39%)		(2,548,677)
Net Assets Applicable to 26,462,282 Shares Outstanding — 100.00%	$650,938,404

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $38,885,632, which represents 5.97% of the Series’ net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company
NQ-VIPEM [0924] 1124 (4017322)    3